Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
11.	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The Group had three reporting units, consisting of Baidu Core excluding SLG, SLG and iQIYI as of December 31, 2022 and 2023.

The changes in the carrying amount of goodwill for each reporting unit from 2021 to 2023 was as follows:

	Baidu Core excluding SLG	SLG	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2021	16,940	1,777	3,888	22,605

Goodwill disposed	(66)	—	(62)	(128)
Balance at December 31, 2022	16,874	1,777	3,826	22,477

Goodwill acquired (Note 3)	114	—	—	114
Goodwill disposed	—	—	(5)	(5)
Balance at December 31, 2023	16,988	1,777	3,821	22,586

Balance at December 31, 2023, in US$	2,393	250	538	3,181

Intangible Assets

	As of December 31, 2022
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Trademarks	966	(238)	(324)	404
Technology	1,059	(52)	(652)	355
Intellectual property right	1,769	(473)	(924)	372
Online literature	141	—	(110)	31
Others	350	(20)	(238)	92

	4,285	(783)	(2,248)	1,254

	As of December 31, 2023
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Trademarks	966	(238)	(386)	342	48
Technology	1,062	(79)	(791)	192	27
Intellectual property right	1,568	(381)	(931)	256	36
Online literature	117	—	(93)	24	3
Others	329	(20)	(242)	67	10

	4,042	(718)	(2,443)	881	124

Amortization expense of intangible assets were RMB471 million, RMB467 million and RMB403 million (US$57 million), for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$

	(In millions)
For the years ending December 31,
2024	275	39
2025	206	29
2026	129	18
2027	113	16
2028	96	14